SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Series B Preferred Stock [Member]
Number preferred stocks on converted basis	7,833,334	7,833,334